S000001251 [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
CALIFORNIA TAX-EXEMPT FUND | CALIFORNIA TAX-EXEMPT FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0